Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 215,000
Previously Paid Amount	0.00
Total Fee Amount	29.69
Total Offset Amount	0.00
Net Fee	29.69
Narrative - Max Aggregate Offering Price	$ 215,000
Final Prospectus	true